Summary Prospectus May 1, 2010

Harris Associates Large Cap Value Fund

Ticker Symbol: Class A (NEFOX), Class B (NEGBX) and Class C (NECOX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 75 of the Prospectus and on page 116 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	1.00%
Redemption fees	None	None	None
Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.55%	0.55%	0.55%
Total annual fund operating expenses	1.50%	2.25%	2.25%
Fee waiver and/or expense reimbursement[1]	0.20%	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	2.05%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$700	$708	$208	$308	$208
3 years	$1,003	$984	$684	$684	$684
5 years	$1,329	$1,387	$1,187	$1,187	$1,187
10 years	$2,246	$2,380	$2,380	$2,569	$2,569

1	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund’s aver- age daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2010, it was $220 million to $317 billion.

Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company’s fundamentals change.

The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Harris Associates Large Cap Value Fund
Class A – Return Before Taxes	35.68%	-1.82%	-1.97%
Return After Taxes on Distributions	35.59%	-1.91%	-2.13%
Return After Taxes on Distributions & Sales of Fund Shares	23.29%	-1.55%	-1.72%
Class B – Return Before Taxes	37.88%	-1.80%	-2.13%
Class C – Return Before Taxes	41.91%	-1.41%	-2.13%
Russell 1000 Value Index	19.69%	-0.25%	2.47%

The Fund’s current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. The after-tax returns exceed the return before taxes due to an assumed tax benefit from losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P.

Subadviser

Harris Associates L.P.

Portfolio Managers

Edward S. Loeb, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2002.

Michael J. Mangan, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2002.

Diane L. Mustain, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2005.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

UHLC77-0510

Summary Prospectus May 1, 2010

Harris Associates Large Cap Value Fund

Ticker Symbol: Class Y (NEOYX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks opportunities for long-term capital growth and income.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.70%
Other expenses (other expenses have been restated to reflect current expenses)	0.55%
Total annual fund operating expenses	1.25%
Fee waiver and/or expense reimbursement[1]	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples are based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$107
3 years	$377
5 years	$667
10 years	$1,494

1

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05% of the Fund’s average daily net assets for Class Y shares exclusive of certain expenses such as brokerage expenses, interest expense, taxes and extraordinary

1

expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2011 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees reduced and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such reduced fees and expenses more than one year after the end of the fiscal year in which the fee/expense was reduced.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets in common stock of large- and mid-capitalization companies in any industry. The Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in companies that have market capitalizations within the capitalization range of the Russell 1000 Index, a nationally recognized index of large-capitalization companies. While the market capitalization range for this index fluctuates, at March 31, 2010, it was $220 million to $317 billion.

Harris Associates L.P. (“Harris Associates”) uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company’s stock price converges with the company’s true business value. By “true business value,” Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund’s investment objectives. Harris Associates usually sells a stock when the price approaches its estimated worth or the company’s fundamentals change.

The Fund may also invest in foreign securities traded in U.S. markets (through depositary receipt programs such as American Depositary Receipts (“ADRs”) or non-U.S. stocks traded in U.S. markets). ADRs are securities issued by a U.S. bank that represent shares of a foreign company.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Equity securities may include common stocks, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

2

Average Annual Total Returns (for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Past 10 Years
Harris Associates Large Cap Value Fund
Class Y – Return Before Taxes	44.39%	-0.33%	-0.98%
Return After Taxes on Distributions	44.26%	-0.45%	-1.15%
Return After Taxes on Distributions & Sales of Fund Shares	29.01%	-0.29%	-0.90%
Russell 1000 Value Index	19.69%	-0.25%	2.47%

The Fund’s current subadviser assumed that function on July 1, 2002. The performance results shown above, for the periods prior to July 1, 2002, reflect results achieved by different subadvisers under different investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns exceed the return before taxes due to an assumed tax benefit from losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Natixis Asset Management Advisors, L.P.

Subadviser

Harris Associates L.P.

Portfolio Managers

Edward S. Loeb, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2002.

Michael J. Mangan, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2002.

Diane L. Mustain, CFA, portfolio manager of Harris Associates, has served as co-manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

3

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Special rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Fund as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in the Fund) from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YUHLC77-0510

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